Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, authorized	12,000,000,000	12,000,000,000
Ordinary shares, issued	4,732,446,560	5,019,786,036
Ordinary shares, outstanding	4,732,446,560	5,019,786,036